Fulfillment expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment expense	$ 98,846	$ 89,321	$ 82,220
Percentual increase in expenses (as a percent)	41.00%
Percentual increase in orders (as a percent)	14.00%
Fulfillment expense
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment staff costs	$ 23,295	20,233	20,041
Fulfillment centers expense	6,057	4,978	4,136
Freight and shipping expense	69,494	64,110	58,043
Fulfillment expense	$ 98,846	$ 89,321	$ 82,220
Percentual increase in expenses (as a percent)	10.70%